Assets and Liabilities Accounted For Secured Loan (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	¥ 761,913	¥ 737,659
Long-term indebtedness	476,381	525,435
Ricohs Foreign Subsidiaries Transferred Lease Receivables
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	1,743	1,397
Long-term finance receivables, net	5,575	6,919
Current maturities of long-term indebtedness	1,743	1,397
Long-term indebtedness	¥ 5,575	¥ 6,919